August 1, 2002

                 SUPPLEMENT TO THE APRIL 1, 2002 PROSPECTUS FOR
                          PIONEER SMALL CAP VALUE FUND

The following supplements the corresponding section of the prospectus. Please refer to the prospectus for the full text of the supplemented section.

BASIC INFORMATION ABOUT THE FUND

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets       CLASS A      CLASS B    CLASS C
Management Fee2                                     0.85%        0.85%      0.85%
Distribution and Service (12b-1) Fee                0.25%        1.00%      1.00%
Other Expenses                                      0.44%        0.42%      0.61%
Total Annual Fund Operating Expenses                1.54%        2.27%      2.46%

  2 The expenses in the table above have been restated to reflect a reduction in Pioneer's management fee (from 1.10% on an annual basis) effective August 1, 2002, as if it had been in effect for the entire fiscal year ended November 30, 2001. See "Financial highlights" for actual expenses for the fiscal year ended November 30, 2001.

EXAMPLE

                 IF YOU SELL YOUR SHARES                      IF YOU DO NOT SELL YOUR SHARES
                                   NUMBER OF YEARS YOU OWN YOUR SHARES
               1           3           5          10           1           3           5          10
Class A     $723      $1,033      $1,366      $2,304        $723      $1,033      $1,366      $2,304
Class B      630       1,009       1,415       2,422         230         709       1,215       2,422
Class C      446         859       1,397       2,868         347         859       1,397       2,868

MANAGEMENT

MANAGEMENT FEE
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.85% of the fund 's average daily net assets.



                                                                   12216-00-0702
                                        (C) 2002 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds